Investments in associates	12 Months Ended
Dec. 31, 2023
Interest In Other Entities [Abstract]
Investments in associates	Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet. There were no individually material associates to the Group at 31 December 2023. The associate which was material to the Group at 31 December 2021 was Rosneft. At 31 December 2021 bp classified its investment in Rosneft as an associate because, in management's judgement, bp had significant influence over Rosneft. On 27 February 2022, bp announced it would exit its shareholding in Rosneft and bp's two nominated Rosneft directors both stepped down from Rosneft's board. As a result, the significant judgement on significant influence over Rosneft was reassessed. Since the first quarter 2022, bp accounts for its interest in Rosneft and its other businesses with Rosneft within Russia, as financial assets measured at fair value within ‘Other investments’. For further information see Note 1 Significant judgements and estimate: investment in Rosneft.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2023	2022	2021	2023	2022
Rosneft	—	528	2,694	—	—
Other associates	831	874	762	7,814	8,201
	831	1,402	3,456	7,814	8,201
The group recognized dividends, net of withholding tax, of $nil from Rosneft in 2023 (2022 $nil and 2021 $640 million).
17. Investments in associates – continued
The following table provides summarized financial information relating to Rosneft for 2021. This information is presented on a 100% basis and reflects adjustments made by bp to Rosneft’s own results in applying the equity method of accounting. bp adjusted Rosneft’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of bp’s interest in TNK-BP.

$ million
Gross amount
2021
Sales and other operating revenues	118,755
Profit before interest and taxation	18,537
Finance costs	1,357
Profit (loss) before taxation	17,180
Taxation	3,209
Non-controlling interests	1,743
Profit (loss) for the year	12,228
Other comprehensive income	54
Total comprehensive income	12,282
Summarized financial information for the group’s share of associates is shown below.

					$ million
					bp share
	2023	2022			2021
	Total	Total	Rosneft	Other	Total
Sales and other operating revenues	11,396	14,841	26,163	10,005	36,168
Profit before interest and taxation	2,279	3,053	4,084	1,602	5,686
Finance costs	41	73	299	73	372
Profit (loss) before taxation	2,238	2,980	3,785	1,529	5,314
Taxation	1,407	1,498	707	767	1,474
Non-controlling interests	—	80	384	—	384
Profit (loss) for the year	831	1,402	2,694	762	3,456
Other comprehensive income	(237)	352	12	27	39
Total comprehensive income	594	1,754	2,706	789	3,495
Non-current assets	11,483	11,993
Current assets	3,776	3,368
Total assets	15,259	15,361
Current liabilities	3,003	2,936
Non-current liabilities	4,473	4,255
Total liabilities	7,476	7,191
Net assets	7,783	8,170
Less: non-controlling interests	—	—
	7,783	8,170
Group investment in associates
Group share of net assets (as above)	7,783	8,170
Loans made by group companies to associates	31	31
	7,814	8,201
17. Investments in associates – continued
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2023		2022		2021
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	1,009	368	1,042	417	852	201

						$ million
Purchases from associates		2023		2022		2021
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	5,473	2,607	6,199	2,086	7,683	2,072
In the normal course of business, bp enters into various arm’s length transactions with associates including fixed price commitments to sell and to purchase commodities, forward sale and purchase contracts and agency agreements.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of purchases from associates in 2023 and 2022 relate to crude oil and oil products transactions with Aker BP. The majority of purchases from associates in 2021 relate to crude oil and oil products transactions with Rosneft. Sales to associates are related to various entities.
bp has commitments amounting to $8,615 million (2022 $8,488 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 13.
bp's share of impairment charges taken by associates in 2023 was $nil (2022 $nil).